REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract assets and contract liabilities (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2020
REVENUE FROM CONTRACTS WITH CUSTOMERS
Revenue recognized which was previously deferred	$ 37,712
Contract assets and contract liabilities
Contract assets, current	217,070	$ 194,511
Contract assets, non-current	5,713	7,026
Contract liabilities	$ 185,418	$ 139,242